Net Loss per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred shares [Member]
Net Loss per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share			6,814,815
Options for purchase of ordinary shares [Member]
Net Loss per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	6,363,378	5,047,330	6,991,000